Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.5%
iShares MSCI ACWI ex U.S. ETF(a)(b)	4,099,067	$213,520,400

Total Investment Companies
(Cost: $192,513,252)		213,520,400

Short-Term Securities

Money Market Funds — 10.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(a)(c)(d)	22,539,926	22,546,688
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(c)	610,000	610,000

Total Short-Term Securities — 10.8%
(Cost: $23,157,530)		23,156,688

Total Investments in Securities — 110.3%
(Cost: $215,670,782)		236,677,088

Liabilities in Excess of Other Assets — (10.3)%		(22,092,872)

Net Assets — 100.0%		$214,584,216

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,677,885	$9,862,221	(a)	$—	$8,691	$(2,109)	$22,546,688	22,539,926	$44,820	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	540,000	(a)	—	—	—	610,000	610,000	11,509		—
iShares MSCI ACWI ex U.S. ETF	179,887,849	39,562,726		(10,716,926)	(596,883)	5,383,634	213,520,400	4,099,067	2,664,739		—
					$(588,192)	$5,381,525	$236,677,088		$2,721,068		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB	33,048,000	USD	889,643	Citibank N.A.	05/02/24	$2,101
USD	9,658,882	AUD	14,793,000	BNP Paribas SA	05/02/24	75,975
USD	230,486	AUD	353,000	Citibank N.A.	05/02/24	1,813
USD	107,603	AUD	165,000	JPMorgan Chase Bank N.A.	05/02/24	716
USD	47,223	CAD	65,000	Barclays Bank PLC	05/02/24	6
USD	816,042	CAD	1,104,000	Morgan Stanley & Co. International PLC	05/02/24	14,082

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2024

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,482,316	CAD	20,942,000	State Street Bank & Trust Company	05/02/24	$269,779
USD	12,453,759	CHF	11,182,000	Bank of America N.A.	05/02/24	289,495
USD	162,766	CHF	147,000	HSBC Bank PLC	05/02/24	2,853
USD	463,346	CHF	416,000	UBS AG	05/02/24	10,803
USD	5,057,789	DKK	34,882,000	UBS AG	05/02/24	66,732
USD	46,164,780	EUR	42,696,000	BNP Paribas SA	05/02/24	599,585
USD	1,877,043	EUR	1,736,000	Citibank N.A.	05/02/24	24,383
USD	19,129,942	GBP	15,141,000	BNP Paribas SA	05/02/24	210,503
USD	934,945	GBP	740,000	Citibank N.A.	05/02/24	10,277
USD	98,429	GBP	78,000	Morgan Stanley & Co. International PLC	05/02/24	964
USD	28,903	HKD	226,000	Bank of America N.A.	05/02/24	13
USD	13,394,892	HKD	104,736,000	Citibank N.A.	05/02/24	6,164
USD	513,748	ILS	1,880,000	BNP Paribas SA	05/02/24	11,296
USD	28,962	ILS	106,000	UBS AG	05/02/24	632
USD	31,303,163	JPY	4,715,606,000	Barclays Bank PLC	05/02/24	1,403,622
USD	142,387	JPY	21,910,000	HSBC Bank PLC	05/02/24	3,466
USD	407,316	JPY	61,372,000	State Street Bank & Trust Company	05/02/24	18,184
USD	1,498,750	JPY	225,763,000	UBS AG	05/02/24	67,288
USD	19,857	MXN	332,000	Bank of America N.A.	05/02/24	477
USD	1,531,092	MXN	25,569,000	Citibank N.A.	05/02/24	38,512
USD	4,563	MXN	78,000	Deutsche Bank Securities Inc.	05/02/24	10
USD	54,912	MXN	917,000	Morgan Stanley & Co. International PLC	05/02/24	1,382
USD	12,369	NOK	135,000	Bank of America N.A.	05/02/24	216
USD	814,893	NOK	8,834,000	UBS AG	05/02/24	19,646
USD	256,603	NZD	429,000	Bank of America N.A.	05/02/24	3,815
USD	2,393	NZD	4,000	Citibank N.A.	05/02/24	36
USD	1,181	NZD	2,000	Deutsche Bank Securities Inc.	05/02/24	2
USD	4,092,774	SEK	43,720,000	Bank of America N.A.	05/02/24	125,585
USD	2,058	SEK	22,000	JPMorgan Chase Bank N.A.	05/02/24	62
USD	265,251	SEK	2,833,000	UBS AG	05/02/24	8,182
USD	4,407	SGD	6,000	Barclays Bank PLC	05/02/24	12
USD	1,544,821	SGD	2,082,000	Citibank N.A.	05/02/24	19,602
USD	7,344	SGD	10,000	HSBC Bank PLC	05/02/24	18
USD	66,037	SGD	89,000	Morgan Stanley & Co. International PLC	05/02/24	838
USD	20,024	SGD	27,000	State Street Bank & Trust Company	05/02/24	244
USD	3,920	THB	144,000	Barclays Bank PLC	05/02/24	35
USD	912,637	THB	33,204,000	Citibank N.A.	05/02/24	16,684
USD	2,607	THB	96,000	HSBC Bank PLC	05/02/24	17
USD	5,524	THB	201,000	JPMorgan Chase Bank N.A.	05/02/24	100
ZAR	31,184,000	USD	1,655,728	UBS AG	05/02/24	1,123
CNY	150,000	USD	20,677	State Street Bank & Trust Company	05/07/24	2
KRW	10,769,520,000	USD	7,778,073	State Street Bank & Trust Company	05/07/24	2,810
USD	13,100	BRL	68,000	JPMorgan Chase Bank N.A.	05/07/24	11
USD	3,157,886	BRL	15,859,000	State Street Bank & Trust Company	05/07/24	105,227
USD	7,313	CNH	53,000	BNP Paribas SA	05/07/24	6
USD	2,440,576	CNH	17,700,000	Citibank N.A.	05/07/24	442
USD	74,874	CNH	543,000	HSBC Bank PLC	05/07/24	16
USD	4,787	IDR	77,123,000	Morgan Stanley & Co. International PLC	05/07/24	44

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2024

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,110,607	IDR	17,644,187,000	State Street Bank & Trust Company	05/07/24	$25,548
USD	10,370,586	INR	865,323,000	State Street Bank & Trust Company	05/07/24	4,399
USD	7,962,715	KRW	10,722,560,000	State Street Bank & Trust Company	05/07/24	215,760
USD	797,916	MYR	3,801,000	Morgan Stanley & Co. International PLC	05/07/24	2,763
USD	1,894	MYR	9,000	State Street Bank & Trust Company	05/07/24	11
USD	44,922	TWD	1,457,000	Deutsche Bank Securities Inc.	05/07/24	246
USD	10,293,323	TWD	329,129,000	Morgan Stanley & Co. International PLC	05/07/24	201,322
USD	112,829	TWD	3,622,000	State Street Bank & Trust Company	05/07/24	1,769
THB	3,000	USD	81	HSBC Bank PLC	06/05/24	—
USD	10,025,280	AUD	15,423,000	Bank of America N.A.	06/05/24	24,002
USD	53,918	AUD	83,000	Morgan Stanley & Co. International PLC	06/05/24	95
USD	3,049,754	BRL	15,841,000	Citibank N.A.	06/05/24	7,762
USD	16,724	BRL	87,000	Morgan Stanley & Co. International PLC	06/05/24	17
USD	251,250	CAD	345,000	BNP Paribas SA	06/05/24	507
USD	28,367	CAD	39,000	HSBC Bank PLC	06/05/24	22
USD	16,173,527	CAD	22,208,000	State Street Bank & Trust Company	06/05/24	32,931
USD	12,853,400	CHF	11,745,000	UBS AG	06/05/24	29,276
USD	360,215	CLP	344,607,000	Citibank N.A.	06/05/24	1,413
USD	10,161	CLP	9,752,000	Morgan Stanley & Co. International PLC	06/05/24	8
USD	2,640,656	CNH	19,128,000	Citibank N.A.	06/05/24	147
USD	464,661	EUR	434,000	JPMorgan Chase Bank N.A.	06/05/24	883
USD	47,919,306	EUR	44,757,000	UBS AG	06/05/24	91,416
USD	1,001,883	GBP	800,000	Morgan Stanley & Co. International PLC	06/05/24	2,070
USD	22,510	GBP	18,000	State Street Bank & Trust Company	06/05/24	15
USD	20,132,907	GBP	16,076,000	UBS AG	06/05/24	41,657
USD	1,366,322	HKD	10,675,000	Bank of America N.A.	06/05/24	223
USD	13,453,400	HKD	105,107,000	HSBC Bank PLC	06/05/24	2,666
USD	68,217	HKD	533,000	JPMorgan Chase Bank N.A.	06/05/24	8
USD	1,087,219	IDR	17,686,887,000	State Street Bank & Trust Company	06/05/24	508
USD	533,370	ILS	1,988,000	UBS AG	06/05/24	1,265
USD	508,391	INR	42,485,000	Citibank N.A.	06/05/24	84
USD	83,033	INR	6,940,000	Morgan Stanley & Co. International PLC	06/05/24	—
USD	10,430,898	INR	871,658,000	State Street Bank & Trust Company	06/05/24	2,038
USD	5,236	JPY	821,000	JPMorgan Chase Bank N.A.	06/05/24	4
USD	32,093,251	JPY	5,024,651,000	Morgan Stanley & Co. International PLC	06/05/24	70,527
USD	57,827	KRW	79,996,000	Morgan Stanley & Co. International PLC	06/05/24	20
USD	7,788,761	KRW	10,769,520,000	State Street Bank & Trust Company	06/05/24	6,484
USD	1,570,283	MXN	26,896,000	Citibank N.A.	06/05/24	8,464
USD	45,072	MXN	772,000	UBS AG	06/05/24	243
USD	8,586	NOK	95,000	State Street Bank & Trust Company	06/05/24	27
USD	810,588	NOK	8,969,000	UBS AG	06/05/24	2,503
USD	257,408	NZD	435,000	Bank of America N.A.	06/05/24	1,086
USD	2,951	NZD	5,000	HSBC Bank PLC	06/05/24	5

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2024

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,550	NZD	6,000	JPMorgan Chase Bank N.A.	06/05/24	$15
USD	21,937	SEK	241,000	Morgan Stanley & Co. International PLC	06/05/24	36
USD	12,592	SEK	138,000	State Street Bank & Trust Company	06/05/24	51
USD	4,249,581	SEK	46,575,000	UBS AG	06/05/24	17,096
USD	1,625,942	SGD	2,214,000	Bank of America N.A.	06/05/24	1,508
USD	734	SGD	1,000	Morgan Stanley & Co. International PLC	06/05/24	—
USD	52,142	SGD	71,000	UBS AG	06/05/24	49
USD	67,967	TRY	2,277,000	State Street Bank & Trust Company	06/05/24	11
USD	284,109	TWD	9,266,000	Morgan Stanley & Co. International PLC	06/05/24	163
USD	10,247,064	TWD	334,208,000	State Street Bank & Trust Company	06/05/24	5,652
USD	30,976	ZAR	584,000	Barclays Bank PLC	06/05/24	29
USD	5,037,928	DKK	35,080,000	BNP Paribas SA	06/06/24	9,687
USD	76,688	DKK	534,000	State Street Bank & Trust Company	06/06/24	147
USD	845,831	MYR	4,027,000	State Street Bank & Trust Company	06/06/24	3,818
						4,254,344
AUD	15,423,000	USD	10,014,925	Bank of America N.A.	05/02/24	(23,904)
CAD	22,208,000	USD	16,164,792	State Street Bank & Trust Company	05/02/24	(32,617)
CHF	11,745,000	USD	12,804,544	UBS AG	05/02/24	(27,824)
DKK	35,080,000	USD	5,029,138	BNP Paribas SA	05/02/24	(9,750)
DKK	57,000	USD	8,255	Morgan Stanley & Co. International PLC	05/02/24	(99)
EUR	44,757,000	USD	47,854,565	UBS AG	05/02/24	(89,870)
GBP	16,076,000	USD	20,129,563	UBS AG	05/02/24	(41,795)
HKD	105,726,000	USD	13,517,775	HSBC Bank PLC	05/02/24	(2,493)
ILS	13,000	USD	3,545	Bank of America N.A.	05/02/24	(70)
ILS	1,988,000	USD	532,626	UBS AG	05/02/24	(1,310)
JPY	5,024,651,000	USD	31,929,915	Morgan Stanley & Co. International PLC	05/02/24	(70,859)
MXN	26,896,000	USD	1,578,808	Citibank N.A.	05/02/24	(8,766)
NOK	8,969,000	USD	809,887	UBS AG	05/02/24	(2,487)
NZD	435,000	USD	257,411	Bank of America N.A.	05/02/24	(1,088)
SEK	46,575,000	USD	4,243,219	UBS AG	05/02/24	(16,966)
SGD	2,214,000	USD	1,623,441	Bank of America N.A.	05/02/24	(1,522)
THB	597,000	USD	16,414	Citibank N.A.	05/02/24	(305)
TRY	13,322,000	USD	411,471	UBS AG	05/02/24	(124)
USD	28,909	AUD	45,000	Bank of America N.A.	05/02/24	(242)
USD	43,191	AUD	67,000	HSBC Bank PLC	05/02/24	(212)
USD	70,393	CAD	97,000	BNP Paribas SA	05/02/24	(69)
USD	21,808	DKK	153,000	Bank of America N.A.	05/02/24	(83)
USD	14,559	DKK	102,000	JPMorgan Chase Bank N.A.	05/02/24	(35)
USD	345,770	EUR	325,000	Barclays Bank PLC	05/02/24	(1,070)
USD	87,141	GBP	70,000	Bank of America N.A.	05/02/24	(327)
USD	58,463	GBP	47,000	JPMorgan Chase Bank N.A.	05/02/24	(266)
USD	58,530	HKD	458,000	Barclays Bank PLC	05/02/24	(18)
USD	39,090	HKD	306,000	State Street Bank & Trust Company	05/02/24	(27)
USD	2,405	ILS	9,000	Bank of America N.A.	05/02/24	—
USD	1,581	ILS	6,000	HSBC Bank PLC	05/02/24	(23)
USD	382,792	TRY	12,888,000	BNP Paribas SA	05/02/24	(15,154)
USD	12,937	TRY	434,000	UBS AG	05/02/24	(464)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2024

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,800	ZAR	281,000	Bank of America N.A.	05/02/24	$(130)
USD	4,749	ZAR	91,000	Barclays Bank PLC	05/02/24	(85)
USD	1,567,856	ZAR	29,758,000	BNP Paribas SA	05/02/24	(13,229)
USD	7,158	ZAR	136,000	Deutsche Bank Securities Inc.	05/02/24	(68)
USD	48,352	ZAR	918,000	UBS AG	05/02/24	(422)
BRL	15,597,000	USD	3,011,504	Citibank N.A.	05/07/24	(9,276)
BRL	375,000	USD	74,671	State Street Bank & Trust Company	05/07/24	(2,489)
CLP	344,607,000	USD	360,377	Citibank N.A.	05/07/24	(1,458)
CNH	18,225,000	USD	2,512,771	Citibank N.A.	05/07/24	(260)
IDR	17,721,310,000	USD	1,090,591	State Street Bank & Trust Company	05/07/24	(789)
INR	871,658,000	USD	10,442,770	State Street Bank & Trust Company	05/07/24	(693)
MYR	3,838,000	USD	806,303	State Street Bank & Trust Company	05/07/24	(3,410)
TWD	334,208,000	USD	10,248,635	State Street Bank & Trust Company	05/07/24	(898)
USD	8,562	BRL	45,000	State Street Bank & Trust Company	05/07/24	(99)
USD	1,534	CLP	1,503,000	Morgan Stanley & Co. International PLC	05/07/24	(32)
USD	349,314	CLP	343,104,000	State Street Bank & Trust Company	05/07/24	(8,040)
USD	10,887	CNH	79,000	JPMorgan Chase Bank N.A.	05/07/24	(4)
USD	45,496	INR	3,801,000	Deutsche Bank Securities Inc.	05/07/24	(39)
USD	30,293	INR	2,534,000	State Street Bank & Trust Company	05/07/24	(63)
USD	33,866	KRW	46,960,000	State Street Bank & Trust Company	05/07/24	(62)
USD	3,542	MYR	17,000	Morgan Stanley & Co. International PLC	05/07/24	(15)
USD	2,296	MYR	11,000	State Street Bank & Trust Company	05/07/24	(5)
AUD	210,000	USD	136,505	Bank of America N.A.	06/05/24	(327)
CHF	7,000	USD	7,650	Morgan Stanley & Co. International PLC	06/05/24	(7)
CHF	101,000	USD	110,533	State Street Bank & Trust Company	06/05/24	(253)
CLP	13,299,000	USD	13,903	Citibank N.A.	06/05/24	(57)
EUR	71,000	USD	75,919	JPMorgan Chase Bank N.A.	06/05/24	(48)
IDR	1,312,713,000	USD	80,713	JPMorgan Chase Bank N.A.	06/05/24	(58)
ILS	56,000	USD	15,027	State Street Bank & Trust Company	06/05/24	(38)
JPY	124,515,000	USD	795,317	Citibank N.A.	06/05/24	(1,767)
KRW	235,882,000	USD	170,682	Citibank N.A.	06/05/24	(228)
MXN	28,000	USD	1,629	Morgan Stanley & Co. International PLC	06/05/24	(3)
NOK	19,000	USD	1,715	Bank of America N.A.	06/05/24	(4)
USD	31,885	CNH	231,000	HSBC Bank PLC	06/05/24	(3)
USD	14,155	IDR	230,457,000	Morgan Stanley & Co. International PLC	06/05/24	(4)
USD	890,362	THB	33,048,000	Citibank N.A.	06/05/24	(3,684)
USD	13,688	THB	508,000	JPMorgan Chase Bank N.A.	06/05/24	(55)
USD	9,364	TRY	314,000	BNP Paribas SA	06/05/24	(7)
USD	397,476	TRY	13,322,000	UBS AG	06/05/24	(114)
USD	61,792	ZAR	1,167,000	State Street Bank & Trust Company	06/05/24	(48)
USD	1,651,174	ZAR	31,184,000	UBS AG	06/05/24	(1,272)
DKK	21,000	USD	3,012	HSBC Bank PLC	06/06/24	(2)
USD	1,881	MYR	9,000	Morgan Stanley & Co. International PLC	06/06/24	(1)
						(399,385)
						$3,854,959

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$213,520,400	$—	$—	$213,520,400
Short-Term Securities
Money Market Funds	23,156,688	—	—	23,156,688
	$236,677,088	$—	$—	$236,677,088
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$4,254,344	$—	$4,254,344
Liabilities
Foreign Currency Exchange Contracts	—	(399,385)	—	(399,385)
	$—	$3,854,959	$—	3,854,959

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNH	Chinese Yuan	NZD	New Zealand Dollar
CNY	Chinese Yuan	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
GBP	British Pound	TRY	Turkish Lira
HKD	Hong Kong Dollar	TWD	New Taiwan Dollar
IDR	Indonesian Rupiah	USD	United States Dollar
ILS	Israeli Shekel	ZAR	South African Rand
INR	Indian Rupee